Revenues (Tables)	7 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Revenue from Contract with Customer [Abstract]
Schedule of net revenues by contract type
Net revenues by contract type are as follows:

	Successor	Predecessor
	Period from May 22, 2020 to December 31, 2020	January 1, 2020 to October 22, 2020	Year ended December 31, 2019	Year ended December 31, 2018
Firm fixed price	$6,938	$2,216	$3,753	$3,265
Time and materials	24,614	57,549	69,873	46,174

Total revenues	$31,552	$59,765	$73,626	$49,439

Net revenues by contract type are as follows:

	Successor				Predecessor
	Three months ended September 30, 2021	Three months ended September 30, 2020	Nine months ended September 30, 2021	Period from May 22, 2020 through September 30, 2020	Three months ended September 30, 2020	Nine months ended September 30, 2020
Firm fixed price	$17,340	$3,922	$32,260	$4,070	$639	$1,883
Time and materials	22,879	3,880	79,840	5,113	17,260	53,210

Total revenues	$40,219	$7,802	$112,100	$9,183	$17,899	$55,093

Schedule of disaggregation of revenues
All revenues were generated within the United States of America. Revenue earned from customers contributing in excess of 10% of consolidated revenues were as follows:
Successor 2020 Period

	Cyber & Engineering	Analytics	Total	Percent of total revenues
Customer A	$8,075	$—	$8,075	26%
Customer B	3,495	—	3,495	11%
Customer C	—	5,498	5,498	17%
Customer D	—	5,494	5,494	17%
All others	4,014	4,976	8,990	29%

Total revenues	$15,584	$15,968	$31,552	100%

Predecessor 2020 Period

	Total*	Percent of total revenues
Customer A	$26,049	44%
Customer B	12,282	21%
All others	21,434	35%

Total revenues	$59,765	100%

Predecessor 2019 Period

	Total*	Percent of total revenues
Customer A	$34,137	46%
Customer B	21,386	29%
All others	18,103	25%

Total revenues	$73,626	100%

Predecessor 2018 Period

	Total*	Percent of total revenues
Customer A	$21,878	44%
Customer B	13,612	28%
Customer C	5,510	11%
All others	8,439	17%

Total revenues	$49,439	100%

*	The Predecessor 2020 Period, Predecessor 2019 Period, and Predecessor 2018 Period each comprise a single reportable segment. As a result, segment reporting for those periods is not presented.

Revenues earned from customers contributing in excess of 10% of consolidated revenues were as follows:
Successor 2021 Q3 Period

	Cyber & Engineering	Analytics	Total	Percent of total revenues
Customer A	$7,994	$—	$7,994	20%
Customer B (1)	3,783	—	3,783	9%
Customer C (1)	—	6,010	6,010	15%
All others	7,452	14,980	22,432	56%

Total revenues	$19,229	$20,990	$40,219	100%

Successor 2020 Q3 Period

	Total (2)	Percent of total revenues
Customer A	$3,837	49%
Customer B	2,688	34%
All others	1,277	17%

Total revenues	$7,802	100%

Predecessor 2020 Q3 Period

	Total (2)	Percent of total revenues
Customer A	$13,719	77%
Customer B	3,276	18%
All others	904	5%

Total revenues	$17,899	100%

Successor 2021 Period

	Cyber & Engineering	Analytics	Total	Percent of total revenues
Customer A	$24,503	$—	$24,503	22%
Customer B (1)	11,202	—	11,202	10%
Customer C (1)	—	6,010	6,010	5%
All others	22,334	48,051	70,385	63%

Total revenues	$58,039	$54,061	$112,100	100%

Successor 2020 Period

	Total (2)	Percent of total revenues
Customer A	$3,957	43%
Customer B	3,045	33%
All others	2,181	24%

Total revenues	$9,183	100%

Predecessor Period

	Total (2)	Percent of total revenues
Customer A	$31,091	56%
Customer B	20,593	37%
All others	3,409	7%

Total revenues	$55,093	100%

(1)	Customers that contributed in excess of 10% of consolidated revenues in any period presented have been included in all periods presented within a given fiscal year for comparability.
(2)
The Successor 2020 Q3 Period, Predecessor 2020 Q3 Period, Successor 2020 Period, and Predecessor Period each comprise a single reportable segment. As a result, segment reporting for those periods is not presented.